ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (Parenthetical) $ in Thousands	Dec. 31, 2018 USD ($)
Other Liabilities to Third Parties	$ 1,265
Payables to Non Controlling Interest	$ 1,235